SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE (Details)	Sep. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 523,249
October 1, 2023 to December 31, 2023 [Member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	66,019
2024 and beyond [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 457,230